Schedule of Investments (unaudited) January 31, 2020	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 121.7%

Alabama — 1.9%
County of Jefferson Alabama Sewer, Refunding RB, Sub-Lien, Series D, 7.00%, 10/01/51	$1,115	$1,349,451
State of Alabama Docks Department, Refunding RB, 6.00%, 10/01/20(a)	655	676,785

		2,026,236

Alaska — 0.1%
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 4.63%, 06/01/23	70	70,092

Arizona — 2.0%
City of Phoenix Industrial Development Authority, RB, Downtown Phoenix Student Housing, 5.00%, 07/01/59	465	543,320
County of Maricopa IDA, Refunding RB, Honorhealth, Series A, 4.13%, 09/01/38	230	265,461
Salt Verde Financial Corp., RB, Senior, 5.00%, 12/01/37	1,000	1,380,670

		2,189,451

Arkansas — 0.8%
Arkansas Development Finance Authority, RB, Big River Steel Project, AMT, 4.50%, 09/01/49(b)	835	905,249

California — 7.5%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 08/15/20(a)	1,010	1,037,543
California Health Facilities Financing Authority, Refunding RB, St. Joseph Health System, Series A, 5.00%, 07/01/33	400	452,300
California Municipal Finance Authority, RB, Senior, Caritas Affordable Housing, Inc. Projects, S/F Housing, Series A:
5.25%, 08/15/39	45	51,226
5.25%, 08/15/49	115	129,051
California Pollution Control Financing Authority, RB, Poseidon Resources (Channel Side) LP Desalination Project, AMT, 5.00%, 11/21/45(b)	475	514,800
California School Finance Authority, RB, Alliance For College-Ready Public School Projects, Series A, 5.00%, 07/01/51(b)	500	560,550

Security	Par (000)	Value

California (continued)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior, Series A, 5.00%, 05/15/40	$1,875	$1,895,962
City of Stockton California Public Financing Authority, RB, Delta Water Supply Project, Series A, 6.25%, 10/01/23(a)	110	131,315
County of California Tobacco Securitization Agency, Refunding RB, Golden Gate Tobacco Funding Corp., Series A, 5.00%, 06/01/36	350	350,182
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	880	925,443
State of California, GO, Various Purposes, 6.00%, 03/01/33	800	804,104
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.00%, 11/01/38	240	273,852
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 09/01/33	915	1,052,570

		8,178,898

Colorado — 1.7%
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/40	1,325	1,521,126
Regional Transportation District, COP, Refunding, Series A, 5.38%, 06/01/31	320	324,653

		1,845,779

Connecticut — 0.9%
Connecticut Housing Finance Authority, Refunding RB, S/F Housing, Sub-Series B-1, 4.00%, 05/15/45	930	1,025,576

Delaware — 1.9%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	820	847,716
State of Delaware EDA, RB, Exempt Facilities, Indian River Power LLC Project, 5.38%, 10/01/45	1,210	1,235,725

		2,083,441

District of Columbia — 1.2%
District of Columbia, Tax Allocation Bonds, City Market at O Street Project, 5.13%, 06/01/41	690	723,852

1

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

District of Columbia (continued)
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB, Subordinate, Dulles Metrorail And Capital Improvement Projects, Series B, 4.00%, 10/01/53	$530	$600,458

		1,324,310

Florida — 4.8%
County of Broward FL Airport System Revenue, ARB, AMT, Series A, 4.00%, 10/01/49	330	372,088
County of Escambia Health Facilities Authority, Refunding RB, Health Care Facilities Revenue Bond(c):
4.00%, 08/15/50	1,755	1,949,928
(AGM), 3.00%, 08/15/50	465	472,886
County of Osceola Florida Transportation Revenue, Refunding RB, Series A-2(d):
0.00%, 10/01/46	475	193,753
0.00%, 10/01/47	460	181,534
0.00%, 10/01/48	325	122,502
0.00%, 10/01/49	265	96,696
Mid-Bay Florida Bridge Authority, RB, Springing Lien, Series A, 7.25%, 10/01/21(a)	950	1,046,929
Village Community Development District No.10, Special Assessment Bonds, 5.13%, 05/01/43	705	753,793

		5,190,109

Georgia — 3.0%
County of Gainesville Georgia & Hall Hospital Authority, Refunding RB, Northeast Georgia Health System, Inc. Project, Series A (GTD), 5.50%, 08/15/54	160	188,907
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 05/15/49	780	1,123,668
Municipal Electric Authority of Georgia, RB, Plant Vogtle Units 3 & 4 Project:
4.00%, 01/01/49	535	588,243
4.00%, 01/01/59	1,010	1,099,406

Security	Par (000)	Value

Georgia (continued)
Municipal Electric Authority of Georgia, Refunding RB, Series A, 4.00%, 01/01/49	$200	$220,122

		3,220,346

Hawaii — 0.4%
State of Hawaii Harbor System, ARB, Series A, 5.25%, 07/01/30	425	432,616

Illinois — 17.6%
Chicago Board of Education, GO, Project, 5.25%, 12/01/35	490	550,103
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series D, 5.00%, 12/01/27	280	338,814
Dedicated Revenues, Series D, 5.00%, 12/01/31	150	178,326
Dedicated Revenues, Series F, 5.00%, 12/01/22	205	223,270
Dedicated Revenues, Series G, 5.00%, 12/01/44	150	172,859
5.00%, 12/01/25	215	251,604
Chicago Board of Education, GO, Series C:
5.00%, 12/01/46	175	204,069
5.00%, 12/01/46	460	497,200
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien:
5.63%, 01/01/21(a)	645	672,529
5.63%, 01/01/35	155	161,247
Series A, 5.75%, 01/01/21(a)	1,260	1,315,213
Series A, 5.75%, 01/01/39	240	249,636
Series C, 6.50%, 01/01/21(a)	1,855	1,948,844
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	330	351,305
City of Chicago Illinois Waterworks, Refunding RB, 2nd Lien Project, 5.00%, 11/01/42	500	541,300
County of Cook Illinois Community College District No. 508, GO, City College of Chicago, 5.50%, 12/01/38	245	274,143
Illinois Finance Authority, Refunding RB:
Ascension Health, Series A, 5.00%, 11/15/21(a)	305	327,039
Presence Health Network, Series C, 5.00%, 02/15/41	1,600	1,920,896
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Expansion Project:
CAB, Series B (AGM), 0.00%, 06/15/44(d)	2,980	1,454,508
Series B (AGM), 5.00%, 06/15/50	1,280	1,296,755

2

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
Series B-2, 5.00%, 06/15/50	$795	$806,186
4.00%, 06/15/50(c)	350	385,315
5.00%, 06/15/50(c)	340	407,242
Railsplitter Tobacco Settlement Authority, RB(a):
5.50%, 06/01/21	175	185,580
6.00%, 06/01/21	940	1,003,027
State of Illinois, GO:
5.00%, 03/01/37	455	481,704
Series A, 5.00%, 04/01/35	1,000	1,088,510
Series A, 5.00%, 04/01/38	1,135	1,232,803
State of Illinois, GO, Refunding, Series B, 5.00%, 10/01/27	225	271,244
University of Illinois, RB, Auxiliary Facilities System, Series A, 5.00%, 04/01/44	310	349,131

		19,140,402

Indiana — 3.9%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT:
6.75%, 01/01/34	245	285,126
7.00%, 01/01/44	1,090	1,270,155
Indiana Finance Authority, RB, Series A:
CWA Authority Project, 1st Lien, 5.25%, 10/01/38	1,020	1,086,831
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/44	140	153,899
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.00%, 07/01/48	465	510,551
Private Activity Bond, Ohio River Bridges East End Crossing Project, AMT, 5.25%, 01/01/51	125	138,281
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 03/01/32	350	367,259
Indianapolis Local Public Improvement Bond Bank, RB, Series A, 5.00%, 01/15/40	400	442,272

		4,254,374

Iowa — 1.2%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project:
Series B, 5.25%, 12/01/50(e)	890	985,817
Midwestern Disaster Area, 5.25%, 12/01/25	145	161,958

Security	Par (000)	Value

Iowa (continued)
Midwestern Disaster Area, 5.88%, 12/01/26(b)	$130	$135,658

		1,283,433

Kentucky — 4.9%
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(a)	325	365,111
Kentucky Economic Development Finance Authority, Refunding RB, Norton Healthcare, Inc., Series B (NPFGC), 0.00%, 10/01/24(d)	5,000	4,568,950
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C, 6.75%, 07/01/43(f)	375	427,230

		5,361,291

Louisiana — 2.4%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,055	1,091,619
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A:
5.50%, 05/15/30	320	324,150
5.25%, 05/15/31	270	282,026
5.25%, 05/15/32	345	371,720
5.25%, 05/15/33	375	403,849
5.25%, 05/15/35	160	177,101

		2,650,465

Maryland — 1.4%
Maryland EDC, RB, Transportation Facilities Project, Series A, 5.75%, 06/01/20(a)	135	137,155
Maryland EDC, Refunding RB, CNX Marine Terminals, Inc., 5.75%, 09/01/25	645	658,506

3

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Maryland Health & Higher Educational Facilities Authority, Refunding RB, Charlestown Community Project, 6.25%, 01/01/21(a)	$690	$723,451

		1,519,112

Massachusetts — 1.2%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	540	628,182
UMass Boston Student Housing Project, 5.00%, 10/01/48	600	687,660

		1,315,842

Michigan — 3.1%
City of Detroit Michigan Sewage Disposal System, Refunding RB, Senior Lien, Series A, 5.25%, 07/01/39	1,925	2,104,468
Kalamazoo Hospital Finance Authority, Refunding RB, Bronson Methodist Hospital:
5.50%, 05/15/20(a)	240	243,118
5.50%, 05/15/36	195	197,490
Lansing Board of Water & Light, RB, Board of Water & Light Utilities System, Series A, 5.50%, 07/01/21(a)	465	495,085
Michigan Finance Authority, Refunding RB, Detroit Water & Sewage Department Project, Senior Lien, Series C-1, 5.00%, 07/01/44	275	297,913

		3,338,074

Minnesota — 2.0%
Duluth Economic Development Authority, Refunding RB, Essentia Health Obligated Group, Series A:
4.25%, 02/15/48	1,190	1,342,498
5.25%, 02/15/58	400	482,952
Minnesota Housing Finance Agency, RB, S/F Housing, Series B (Ginnie Mae, Fannie Mae & Freddie Mac), 2.80%, 01/01/44(c)	310	312,248

		2,137,698

Missouri — 1.0%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Refunding RB, Combined Lien, Series A, 5.00%, 10/01/44	80	87,050

Security	Par (000)	Value

Missouri (continued)
County of St. Louis Missouri IDA, Refunding RB, Friendship Village St. Louis Obligated Group, 5.00%, 09/01/37	$500	$577,315
State of Missouri Health & Educational Facilities Authority, RB, Senior Living Facilities, Lutheran Senior Services, 5.50%, 02/01/42	330	330,000
State of Missouri Health & Educational Facilities Authority, Refunding RB, St. Louis College of Pharmacy Project, 5.50%, 05/01/43	80	86,908

		1,081,273

Nebraska — 0.7%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3:
5.25%, 09/01/37	260	285,249
5.00%, 09/01/42	455	496,318

		781,567

New Hampshire — 0.7%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(b):
Series B, 4.63%, 11/01/42	490	509,433
Series C, AMT, 4.88%, 11/01/42	285	296,902

		806,335

New Jersey — 12.3%
Casino Reinvestment Development Authority, Inc., Refunding RB:
5.25%, 11/01/39	320	348,691
5.25%, 11/01/44	610	662,381
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 07/01/45(b)	340	343,080
County of Middlesex New Jersey Improvement Authority, RB, Heldrich Center Hotel, Sub-Series B, 6.25%, 01/01/37(g)(h)	645	9,191
New Jersey EDA, ARB, Continental Airlines, Inc. Project, 5.13%, 09/15/23	1,090	1,174,257
New Jersey EDA, RB:
Continental Airlines, Inc. Project, AMT, 5.25%, 09/15/29	145	158,468
Goethals Bridge Replacement Project, AMT, Private Activity Bond, 5.38%, 01/01/43	500	567,000
School Facilities Construction, 5.00%, 06/15/44	1,540	1,846,845
New Jersey EDA, Refunding RB, Series BBB, 5.50%, 06/15/31	775	951,685

4

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey EDA, Refunding, Special Assessment Bonds, Kapkowski Road Landfill Project, 5.75%, 04/01/31	$705	$813,866
New Jersey Transportation Trust Fund Authority, RB:
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 06/15/28	500	587,330
Transportation System, Series A, 5.50%, 06/15/21(a)	575	610,863
Transportation Program, Series AA, 5.00%, 06/15/45	415	468,157
Transportation System, Series B, 5.25%, 06/15/36	790	827,383
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 05/01/23(a)	165	186,476
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/35	450	549,284
Series A, 5.00%, 06/01/46	1,065	1,244,452
Sub-Series B, 5.00%, 06/01/46	1,755	2,017,425

		13,366,834

New York — 9.4%
City of New York Transitional Finance Authority Future Tax Secured Revenue, RB, Fiscal 2012, Sub-Series E-1, 5.00%, 02/01/42	770	827,935
Counties of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, The Charter School for Applied Technologies Project, Series A, 5.00%, 06/01/35	500	561,220
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(b)	600	605,880
County of Westchester New York Healthcare Corp., RB, Senior Lien, Series A, 5.00%, 11/01/44	270	295,987
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/38	750	867,825
Metropolitan Transportation Authority, Refunding RB, Green Bond, Series A-1 (AGM), 4.00%, 11/15/44	900	1,040,634
New York Liberty Development Corp., Refunding RB, 3 World Trade Center Project(b):
Class 1, 5.00%, 11/15/44	1,365	1,499,302
Class 2, 5.15%, 11/15/34	105	117,571
Class 2, 5.38%, 11/15/40	265	297,841

Security	Par (000)	Value

New York (continued)
New York Transportation Development Corp., ARB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.25%, 01/01/50	$1,000	$1,141,080
Port Authority of New York & New Jersey, ARB, Special Project, JFK International Air Terminal LLC Project, Series 8:
6.00%, 12/01/36	410	427,777
6.00%, 12/01/42	395	408,596
State of New York Dormitory Authority, Refunding RB, Series D, 4.00%, 02/15/47	1,000	1,159,850
State of New York Thruway Authority, Refunding RB, Subordinate, Series B, 4.00%, 01/01/50	805	920,389

		10,171,887

North Carolina — 0.8%
North Carolina Medical Care Commission, Refunding RB, 1st Mortgage, Retirement Facilities Whitestone Project, Series A, 7.75%, 03/01/21(a)	185	198,588
North Carolina Turnpike Authority, RB, Senior Lien, Triangle Express Way System (AGM), 4.00%, 01/01/55	195	220,255
University of North Carolina at Chapel Hill, RB, University of North Carolina Hospital at Chapal Hills, 5.00%, 02/01/45	295	437,054

		855,897

Ohio — 1.4%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 5.88%, 06/01/47	1,045	1,049,619
County of Franklin Ohio, RB, Health Care Facilities Improvement, OPRS Communities Obligation Group, Series A, 6.13%, 07/01/40	210	230,328
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(b)	250	283,622

		1,563,569

Oklahoma — 1.0%
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	390	469,681

5

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oklahoma (continued)
Tulsa County Industrial Authority, Refunding RB, Montereau, Inc. Project, 5.25%, 11/15/45	$585	$669,316

		1,138,997

Oregon — 0.9%
County of Clackamas Oregon School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(d)	395	211,139
State of Oregon Facilities Authority, RB, Student Housing, CHF-Ashland, Southern Oregon University Project (AGM), 5.00%, 07/01/44	715	765,579

		976,718

Pennsylvania — 2.6%
Allentown Neighborhood Improvement Zone Development Authority, RB, Subordinate, City Center Project(b):
5.00%, 05/01/28	100	107,412
5.13%, 05/01/32	100	113,265
5.38%, 05/01/42	145	164,471
City of Philadelphia Pennsylvania Hospitals & Higher Education Facilities Authority, RB, Temple University Health System, Series A, 5.63%, 07/01/42	200	216,050
Pennsylvania Economic Development Financing Authority, RB, AMT, 5.00%, 06/30/42	650	745,543
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	480	509,462
Pennsylvania Higher Educational Facilities Authority, RB, University of Pennsylvania Health System Obligation, 4.00%, 08/15/49	490	562,025
Pennsylvania Turnpike Commission, RB, Series A, 5.00%, 12/01/44	345	398,372

		2,816,600

Puerto Rico — 5.8%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds, 5.63%, 05/15/43	395	401,672
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	830	882,938
5.13%, 07/01/37	240	255,905

Security	Par (000)	Value

Puerto Rico (continued)
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	$245	$250,032
6.00%, 07/01/44	440	449,042
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	671	742,428
Series A-1, 5.00%, 07/01/58	2,091	2,348,444
Series A-2, 4.33%, 07/01/40	282	306,167
Series A-2, 4.78%, 07/01/58	567	627,011

		6,263,639

Rhode Island — 2.5%
Rhode Island Turnpike & Bridge Authority, RB, Series A, 4.00%, 10/01/44	100	113,124
Tobacco Settlement Financing Corp., Refunding RB, Series B:
4.50%, 06/01/45	830	872,056
5.00%, 06/01/50	1,580	1,703,556

		2,688,736

South Carolina — 4.5%
State of South Carolina Jobs EDA, Refunding RB, Prisma Health Obligated Group, Series A, 5.00%, 05/01/43	680	812,865
State of South Carolina Ports Authority, ARB(a):
5.25%, 07/01/20	1,040	1,058,502
AMT, 5.25%, 07/01/25	335	406,988
State of South Carolina Public Service Authority, RB:
Santee Cooper, Series A, 5.50%, 12/01/54	1,235	1,401,478
Series E, 5.50%, 12/01/53	500	564,385
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	540	625,736

		4,869,954

Tennessee — 0.5%
City of Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(a)	440	493,953

Texas — 9.9%
Central Texas Regional Mobility Authority, Refunding RB:
Senior Lien, 6.25%, 01/01/21(a)	680	712,735
Sub-Lien, 5.00%, 01/01/33	115	126,944

6

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
City of Houston Texas Airport System, Refunding ARB, United Airlines, Inc. Terminal E Project, AMT, 5.00%, 07/01/29	$135	$151,914
Clifton Higher Education Finance Corp., RB, Idea Public Schools, 6.00%, 08/15/43	230	264,263
County of Harris Texas Cultural Education Facilities Finance Corp., RB, 1st Mortgage, Brazos Presbyterian Homes, Inc. Project, Series B, 7.00%, 01/01/23(a)	145	170,414
County of Harris Texas-Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series A (NPFGC) (AGM), 0.00%, 11/15/38(d)	4,750	2,363,838
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Projects, Series A, 0.00%, 09/15/37(d)	4,485	2,351,486
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 08/15/20(a)	1,270	1,303,934
North Texas Tollway Authority, RB, CAB, Special Project System, Series B, 0.00%, 09/01/31(a)(d)	640	333,766
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	565	641,490
Texas Private Activity Bond Surface Transportation Corp., RB:
Segment 3C Project, AMT, 5.00%, 06/30/58	650	773,936
Senior Lien, Blueridge Transportation Group, AMT, 5.00%, 12/31/55	450	514,998
Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	500	512,545
Texas Transportation Commission, RB, First Tier Toll Revenue(d):
CAB, 0.00%, 08/01/42	855	337,374
0.00%, 08/01/40	500	220,785

		10,780,422

Virginia — 2.1%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A:
5.00%, 03/01/26	165	179,149
5.13%, 03/01/31	320	359,318

Security	Par (000)	Value

Virginia (continued)
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT:
5.25%, 01/01/32	$250	$272,373
6.00%, 01/01/37	1,320	1,459,220

		2,270,060

Washington — 1.0%
Port of Seattle Washington, RB, Intermediate Lien, Series C, AMT, 5.00%, 04/01/40	235	268,953
Washington Health Care Facilities Authority, RB, Catholic Health Initiatives, Series A, 5.75%, 01/01/45	715	805,719

		1,074,672

Wisconsin — 0.7%
Public Finance Authority, Refunding RB, Wingate University, Series A, 5.25%, 10/01/48	425	492,983
Wisconsin Housing & Economic Development Authority, RB, M/F Housing, Series A, 3.38%, 05/01/57	205	211,960

		704,943

Total Municipal Bonds — 121.7% (Cost — $119,847,566)		132,198,850

Municipal Bonds Transferred to Tender Option Bond Trusts(i) — 43.5%

California — 4.6%
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport, Series B, AMT, 5.00%, 05/15/46	2,000	2,379,220
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/43	2,160	2,628,526

		5,007,746

Colorado — 2.4%
Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A, 4.00%, 08/01/49(j)	1,130	1,253,916

7

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Colorado (continued)
County of Adams Colorado, COP, Refunding, 4.00%, 12/01/45	$1,180	$1,302,531

		2,556,447

District of Columbia — 0.5%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2 (FHA), 4.10%, 09/01/39	520	574,122

Georgia — 1.0%
County of Dalton Whitfield Joint Development Authority, RB, Hamilton Health Care System Obligation, 4.00%, 08/15/48	1,025	1,127,295

Idaho — 1.4%
Idaho State Building Authority, RB, State Office Campus Project, Series A, 4.00%, 09/01/48	1,330	1,483,868

Illinois — 2.2%
State of Illinois Toll Highway Authority, RB, Series C, 5.00%, 01/01/38	1,997	2,326,167

Iowa — 2.2%
Iowa Finance Authority, Refunding RB, UnityPoint Health, Series E, 4.00%, 08/15/46	1,125	1,214,809
Iowa Student Loan Liquidity Corp., Refunding RB, Senior Series B, AMT, 3.00%, 12/01/39	1,155	1,176,136

		2,390,945

Massachusetts — 2.0%
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.50%, 12/01/47	1,305	1,415,048
Massachusetts School Building Authority, RB, Senior, Series B, 5.00%, 10/15/21(a)	720	770,872

		2,185,920

Michigan — 3.4%
Michigan Finance Authority, RB, Multi Model- McLaren Health Care, 4.00%, 02/15/47	1,248	1,415,992
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.15%, 10/01/53	2,117	2,299,104

		3,715,096

New York — 8.3%
City of New York Housing Development Corp., Refunding RB, Sustainable Neighborhood Bonds, Series A, 4.15%, 11/01/38	1,460	1,629,272

Security	Par (000)	Value

New York (continued)
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(j):
5.75%, 02/15/21(a)	$310	$324,461
5.75%, 02/15/47	190	199,599
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	3,375	3,645,843
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51(j)	2,030	2,195,342
Port Authority of New York & New Jersey, Refunding ARB, Series194th, 5.25%, 10/15/55	810	977,451

		8,971,968

North Carolina — 1.6%
North Carolina Capital Facilities Finance Agency, Refunding RB, Duke University Project, Series B, 5.00%, 10/01/55	800	952,696
North Carolina Housing Finance Agency, RB, S/F Housing, Series 39-B (Ginnie Mae, Fannie Mae & Freddie Mac), 4.00%, 01/01/48	729	796,076

		1,748,772

Pennsylvania — 6.7%
County of Lehigh Pennsylvania, Refunding RB, Lehigh Valley Health Network, 4.00%, 07/01/49(j)	2,501	2,808,251
County of Westmoreland Pennsylvania Municipal Authority, Refunding RB, (BAM), 5.00%, 08/15/38	1,034	1,220,320
Pennsylvania Turnpike Commission, RB, Sub-Series A, 5.50%, 12/01/42	1,379	1,691,852
Pennsylvania Turnpike Commission, Refunding RB, Sub Series B-2 (AGM), 5.00%, 06/01/35	1,280	1,548,685

		7,269,108

Rhode Island — 1.6%
Rhode Island Health & Educational Building Corp., RB, Series A, 4.00%, 09/15/47	1,532	1,697,611

Texas — 2.8%
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	780	866,920
County of Harris Texas Metropolitan Transit Authority, Refunding RB, Series A, 5.00%, 11/01/41	1,080	1,150,276

8

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Strategic Municipal Trust (BSD) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
University of Texas, Refunding RB, Financing System, Series B, 5.00%, 08/15/43	$975	$1,065,432

		3,082,628

Virginia — 1.6%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.50%, 07/01/57(j)	1,413	1,767,939

West Virginia — 1.2%
Morgantown Utility Board, Inc., RB, Series B, 4.00%, 12/01/48(j)	1,161	1,306,678

Value

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 43.5% (Cost — $43,756,343)	$47,212,310

Total Long-Term Investments — 165.2% (Cost — $163,603,909)	179,411,160

Total Investments — 165.2% (Cost — $163,603,909)	179,411,160

Liabilities in Excess of Other Assets — (2.1)%	(2,261,289)

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (23.6)%	(25,638,890)

VMTP Shares, at Liquidation Value, Net of Deferred Offering Costs — (39.5)%	(42,900,000)

Net Assets Applicable to Common Shares — 100.0%	$108,610,981

(a)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.
(d)	Zero-coupon bond.
(e)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(f)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(g)	Issuer filed for bankruptcy and/or is in default.
(h)	Non-income producing security.
(i)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(j)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between August 15, 2020 to August 01, 2027, is $5,235,757.

During the period ended January 31, 2020, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 04/30/19	Net Activity	Shares Held at 01/31/20	Value at 01/31/20	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class(b)	—	—	—	$—	$4,523	$(58)	$—

(a)	Includes net capital gain distributions, if applicable.
(b)	As of period end, the entity is no longer held by the Trust.

9

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Strategic Municipal Trust (BSD)

Portfolio Abbreviations

AGM	Assured Guaranty Municipal Corp.

AMT	Alternative Minimum Tax (subject to)

ARB	Airport Revenue Bonds

BAM	Build America Mutual Assurance Co.

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

EDA	Economic Development Authority

EDC	Economic Development Corp.

FHA	Federal Housing Administration

GARB	General Airport Revenue Bonds

GO	General Obligation Bonds

GTD	Guaranteed

IDA	Industrial Development Authority

LRB	Lease Revenue Bonds

M/F	Multi-Family

NPFGC	National Public Finance Guarantee Corp.

RB	Revenue Bonds

S/F	Single-Family

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	9	03/20/20	$1,185	$(19,443)
Long U.S. Treasury Bond	53	03/20/20	8,667	(238,653)
5-Year U.S. Treasury Note	10	03/31/20	1,203	(12,192)

				$(270,288)

10

Schedule of Investments (unaudited) (continued) January 31, 2020	BlackRock Strategic Municipal Trust (BSD)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$179,411,160	$—	$179,411,160

Derivative Financial Instruments(b)
Liabilities:
Interest Rate Contracts	$(270,288)	$—	$—	$(270,288)

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(25,556,741)	$—	$(25,556,741)
VMTP Shares at Liquidation Value	—	(42,900,000)	—	(42,900,000)

	$—	$(68,456,741)	$—	$(68,456,741)

11